Note 4 - Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes Tables
Restrictions on Cash and Cash Equivalents [Table Text Block]
	March 31, 2021	December 31, 2020
Cash on consolidated balance sheet	$4,102,887	$4,541,013
Restricted cash	876,401	780,998
Total cash and restricted cash	$4,979,288	$5,322,011

	December 31, 2020	December 31, 2019
Cash on consolidated balance sheet	$4,541,013	$486,604
Restricted cash	780,998	629,651
Total cash and restricted cash	$5,322,011	$1,116,255